Risk Management (Details 16) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets
Cash and balances with banks		R$ 107,209,743		R$ 81,742,951
Financial assets at fair value through profit or loss		246,161,150	[1]	0
Financial assets at fair value through other comprehensive income		178,050,536	[2]	0
Financial assets held for trading		0		241,710,041
Financial assets available for sale		0		159,412,722
Held to maturity		0		39,006,118
Financial assets pledged as collateral		0		183,975,173
Loans and advances to customers, net of impairment		380,387,076		346,758,099	[3]
Loans and advances to banks, net of impairment		105,248,950		32,247,724	[3]
Securities, net of provision for losses		140,604,738		0
Other financial assets	[4]	43,893,309		41,719,483
Total financial assets		1,201,555,502		1,126,572,311
Liabilities
Deposits from banks		247,313,979		285,957,468
Deposits from customers	[5]	340,748,196		262,008,445
Total		0		14,274,999
Funds from issuance of securities		148,029,018		135,174,090		R$ 151,101,938
Balance		53,643,444		50,179,401		R$ 52,611,064
Total technical provisions	[5]	251,578,287		239,089,590
Other financial liabilities	[6]	62,598,235		62,439,512
Financial liabilities at fair value through profit or loss		16,152,087		0
Provision for Expected Loss
Loan Commitments		2,551,676		0
Financial guarantees		719,216		0
Total financial liabilities		1,123,334,138		1,049,123,505
From 1 to 5 years
Assets
Financial assets available for sale				83,816,085
Current
Assets
Total financial assets		539,399,371		531,664,989
Provision for Expected Loss
Total financial liabilities		801,871,600		796,304,508
Current | 1 to 30 days
Assets
Cash and balances with banks		107,209,743		81,742,951
Financial assets at fair value through profit or loss		3,129,166		0
Financial assets at fair value through other comprehensive income		17,262,976		0
Financial assets held for trading		0		15,181,714
Financial assets available for sale		0		2,422,266
Held to maturity		0		7,753
Financial assets pledged as collateral		0		25,977,537
Loans and advances to customers, net of impairment		62,060,766		55,830,036
Loans and advances to banks, net of impairment		32,770,492		23,136,673
Securities, net of provision for losses		1,040,454		0
Other financial assets	[4]	29,524,094		25,375,820
Total financial assets		252,997,691		229,674,750
Liabilities
Deposits from banks		193,135,637		197,177,061
Deposits from customers	[5]	154,046,665		142,525,722
Total		0		13,552,386
Funds from issuance of securities		2,598,083		3,422,727
Balance		7,059		738,929
Total technical provisions	[5]	216,282,259		207,499,559
Other financial liabilities	[6]	38,764,438		43,606,124
Financial liabilities at fair value through profit or loss		15,066,551		0
Provision for Expected Loss
Loan Commitments		0		0
Financial guarantees		0		0
Total financial liabilities		619,900,692		608,522,508
Current | 31 to 180 days
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		3,917,446		0
Financial assets at fair value through other comprehensive income		44,288,649		0
Financial assets held for trading		0		10,934,575
Financial assets available for sale		0		9,392,915
Held to maturity		0		2,454
Financial assets pledged as collateral		0		111,922,357
Loans and advances to customers, net of impairment		92,247,120		80,715,548
Loans and advances to banks, net of impairment		68,354,830		3,544,426
Securities, net of provision for losses		2,361,956		0
Other financial assets	[4]	134,393		1,340,567
Total financial assets		211,304,394		217,852,842
Liabilities
Deposits from banks		20,377,472		29,640,587
Deposits from customers	[5]	15,639,175		11,400,607
Total		0		201,643
Funds from issuance of securities		29,410,415		31,299,770
Balance		149,894		9,428,997
Total technical provisions	[5]	2,347,327		2,411,996
Other financial liabilities	[6]	11,790,526		8,785,744
Financial liabilities at fair value through profit or loss		373,896		0
Provision for Expected Loss
Loan Commitments		0		0
Financial guarantees		0		0
Total financial liabilities		80,088,705		93,169,344
Current | 181 to 360 days
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		5,425,013
Financial assets at fair value through other comprehensive income		14,212,201		0
Financial assets held for trading		0		5,501,249
Financial assets available for sale		0		19,351,886
Held to maturity		0		19,205
Financial assets pledged as collateral		0		2,543,922
Loans and advances to customers, net of impairment		52,642,217		51,526,092
Loans and advances to banks, net of impairment		1,831,146		3,387,187
Securities, net of provision for losses		855,476		0
Other financial assets	[4]	131,233		1,807,856
Total financial assets		75,097,286		84,137,397
Liabilities
Deposits from banks		13,489,852		31,589,994
Deposits from customers	[5]	42,076,109		10,531,633
Total		0		81,073
Funds from issuance of securities		34,192,057		48,540,240
Balance		6,305,187		640,536
Total technical provisions	[5]	939,034		939,034
Other financial liabilities	[6]	4,717,811		2,290,146
Financial liabilities at fair value through profit or loss		162,153		0
Provision for Expected Loss
Loan Commitments		0		0
Financial guarantees		0		0
Total financial liabilities		101,882,203		94,612,656
Non-current
Assets
Total financial assets		662,156,131		594,907,322
Provision for Expected Loss
Total financial liabilities		321,462,538		252,818,997
Non-current | From 1 to 5 years
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		164,553,949		0
Financial assets at fair value through other comprehensive income		67,290,177		0
Financial assets held for trading		0		146,527,365
Financial assets available for sale		0		83,816,085
Held to maturity		0		10,284,940
Financial assets pledged as collateral		0		40,965,417
Loans and advances to customers, net of impairment		124,423,414		114,151,120
Loans and advances to banks, net of impairment		2,292,482		1,754,483
Securities, net of provision for losses		91,922,854		0
Other financial assets	[4]	11,910,297		11,322,882
Total financial assets		462,393,173		408,822,292
Liabilities
Deposits from banks		15,646,679		22,221,075
Deposits from customers	[5]	128,959,777		97,523,112
Total		0		134,649
Funds from issuance of securities		81,108,678		51,142,979
Balance		22,492,556		20,767,242
Total technical provisions	[5]	32,009,667		28,239,001
Other financial liabilities	[6]	3,672,499		3,711,492
Financial liabilities at fair value through profit or loss		177,029		0
Provision for Expected Loss
Loan Commitments		2,551,676		0
Financial guarantees		719,216		0
Total financial liabilities		287,337,777		223,739,550
Non-current | More than 5 years
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		61,990,603		0
Financial assets at fair value through other comprehensive income		24,067,050		0
Financial assets held for trading		0		56,173,284
Financial assets available for sale		0		33,391,763
Held to maturity		0		28,691,766
Financial assets pledged as collateral		0		2,565,940
Loans and advances to customers, net of impairment		49,013,559		44,535,303
Loans and advances to banks, net of impairment		0		424,955
Securities, net of provision for losses		44,423,998		0
Other financial assets	[4]	2,193,292		1,872,358
Total financial assets		181,688,502		167,655,369
Liabilities
Deposits from banks		4,664,339		5,328,751
Deposits from customers	[5]	26,470		27,371
Total		0		305,248
Funds from issuance of securities		719,785		768,374
Balance		15,434,005		18,603,697
Total technical provisions	[5]	0		0
Other financial liabilities	[6]	3,652,961		4,046,006
Financial liabilities at fair value through profit or loss		372,458		0
Provision for Expected Loss
Loan Commitments		0		0
Financial guarantees		0		0
Total financial liabilities		24,870,018		29,079,447
Non-current | No stated maturity
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		7,144,973		0
Financial assets at fair value through other comprehensive income		10,929,483		0
Financial assets held for trading		0		7,391,854
Financial assets available for sale		0		11,037,807
Held to maturity		0		0
Financial assets pledged as collateral		0		0
Loans and advances to customers, net of impairment		0		0
Loans and advances to banks, net of impairment		0		0
Securities, net of provision for losses		0		0
Other financial assets	[4]	0		0
Total financial assets		18,074,456		18,429,661
Liabilities
Deposits from banks		0		0
Deposits from customers	[5]	0		0
Total		0		0
Funds from issuance of securities		0		0
Balance		9,254,743		0
Total technical provisions	[5]	0		0
Other financial liabilities	[6]	0		0
Financial liabilities at fair value through profit or loss		0		0
Provision for Expected Loss
Loan Commitments		0		0
Financial guarantees		0		0
Total financial liabilities		R$ 9,254,743		R$ 0

[1]	In 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2018, the Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes, a gain in the amount of R$581,991 thousand.
[3]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[4]	Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
[5]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[6]	Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.